UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

FORM N-Q

MAY 31, 2014

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Education - 15.1%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.110%	10/1/35	$1,875,000	$1,875,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.070%	7/1/29	700,000	700,000	(a)(b)
Cornell University, SPA-JPMorgan Chase	0.070%	7/1/30	200,000	200,000	(a)(b)
Non-State Supported Debt, Columbia University	0.030%	9/1/39	1,860,000	1,860,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.070%	7/1/32	8,000,000	8,000,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.070%	7/1/35	95,000	95,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-U.S. Bank N.A.	0.040%	7/1/40	1,025,000	1,025,000	(a)(b)
Non-State Supported Debt, St. John’s University, LOC-U.S. Bank N.A.	0.050%	7/1/37	11,060,000	11,060,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.060%	7/1/38	2,195,000	2,195,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.040%	7/1/31	5,000,000	5,000,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.060%	7/1/28	5,200,000	5,200,000	(a)(b)
New York State Dormitory Authority Revenues, Columbia University	5.000%	7/1/14	250,000	250,907
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.050%	12/1/29	5,000,000	5,000,000	(a)(b)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase	0.050%	7/1/30	560,000	560,000	(a)(b)

Total Education				43,020,907

Finance - 8.1%
New York City, NY, TFA:
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.060%	11/1/22	15,560,000	15,560,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.070%	11/1/22	4,085,000	4,085,000	(a)(b)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Citibank N.A.	0.080%	8/1/31	1,915,000	1,915,000	(a)(b)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.050%	5/1/45	1,600,000	1,600,000	(a)(b)

Total Finance				23,160,000

General Obligation - 21.7%
Albany, NY, GO	3.000%	7/1/14	625,000	626,287
Alden, NY, CSD, GO	3.000%	6/15/14	250,000	250,244
Babylon, NY, GO, BAN	2.000%	8/15/14	1,000,000	1,003,599
Baldwinsville, NY, CSD, GO, BAN	1.000%	6/26/14	5,000,000	5,002,525
Batavia, NY, GO, BAN	1.000%	5/14/15	1,700,000	1,706,076
Bayport-Blue Point, NY, Union Free School District, GO	3.000%	10/1/14	500,000	504,527
Bedford, NY, GO, BAN	1.000%	12/5/14	1,025,000	1,028,855
Briarcliff Manor, NY, GO, BAN	1.000%	2/12/15	339,840	340,593
Chili, NY, GO, BAN	1.000%	12/19/14	500,000	500,596
Connetquot, NY, CSD of Islip, GO	3.000%	1/15/15	100,000	101,671
Corinth, NY, CSD, GO, BAN	1.000%	12/18/14	600,000	601,037
East Hampton Town, NY, GO, BAN	1.000%	8/29/14	600,000	600,835

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - (continued)
East Irondequoit, NY, CSD, GO, BAN	1.000%	6/27/14	$3,096,249	$3,097,515
Eastport-South Manor, NY, CSD, GO	2.000%	8/1/14	150,000	150,432
Greece, NY, CSD, GO	4.000%	6/15/14	100,000	100,126
Hamburg Town, NY, GO, BAN	1.000%	7/10/14	3,000,000	3,001,708
Hamburg Village, NY, GO, BAN	0.750%	7/16/14	450,000	450,050
Huntington, NY, GO, Public Improvement	4.000%	10/1/14	100,000	101,235
Irvington, NY, Union Free School District, GO, BAN	1.000%	5/27/15	2,800,000	2,819,746
Kings Point, NY, GO	5.000%	6/15/14	100,000	100,166
Kingston, NY, GO, BAN	1.000%	10/30/14	1,000,000	1,001,262
Lindenhurst, NY, GO, BAN - Public Improvement	1.000%	8/15/14	200,000	200,266
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/20/14	200,000	200,061
Mamaroneck Village, NY, GO, BAN	1.000%	9/4/14	369,250	369,865
Massapequa, NY, Union Free School District, GO	3.000%	6/1/14	125,000	125,000
Middletown, NY, City School District, GO	2.000%	8/15/14	110,000	110,364
Nassau County, NY, GO, TAN	2.000%	9/15/14	2,650,000	2,661,070
New York City, NY, GO	0.050%	8/1/36	2,000,000	2,000,000	(a)(b)
New York City, NY, GO:
LOC-Bank of New York Mellon	0.060%	3/1/34	3,100,000	3,100,000	(a)(b)
LOC-PNC Bank N.A.	0.060%	8/1/41	1,150,000	1,150,000	(a)(b)
New York, NY, GO:
LOC-Mizuho Corporate Bank	0.070%	10/1/38	1,100,000	1,100,000	(a)(b)
LOC-Mizuho Corporate Bank	0.050%	10/1/40	1,075,000	1,075,000	(a)(b)
LOC-Mizuho Corporate Bank	0.070%	4/1/42	1,400,000	1,400,000	(a)(b)
LOC-PNC Bank N.A.	0.060%	4/1/42	1,850,000	1,850,000	(a)(b)
Orchard Park, NY, CSD, GO	2.000%	7/1/14	675,000	675,941
Pittsford, NY, CSD, GO	4.000%	10/1/14	250,000	253,098
Pleasantville, NY, GO, BAN	1.000%	8/22/14	200,000	200,225
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/27/14	2,500,000	2,501,198
Skaneateles, NY, CSD, GO	4.000%	6/15/14	100,000	100,126
Tonawanda, NY, GO, BAN	1.000%	6/12/14	5,000,000	5,000,626
Tuckahoe, NY, Union Free School District, GO, TAN	1.000%	6/20/14	1,500,000	1,500,397
Valley Stream, NY, GO, BAN	1.250%	5/29/15	3,000,000	3,025,399
Victor, NY, CSD, GO	2.000%	6/15/14	120,000	120,075
Washington County, NY, GO, BAN	1.000%	6/13/14	3,000,000	3,000,540
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/20/14	800,000	800,260
Westchester County, NY, GO	3.000%	10/15/14	100,000	101,005
Westchester County, NY, GO	3.000%	1/15/15	125,000	127,136
Williamson, NY, CSD, GO, BAN	1.000%	11/7/14	2,019,730	2,023,376
Williamsville, NY, CSD, GO, BAN	1.000%	6/17/14	4,000,000	4,001,114

Total General Obligation				61,861,227

Health Care - 8.5%
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.050%	7/1/38	100,000	100,000	(a)(b)
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center Project, LOC-HSBC Bank USA N.A.	0.070%	10/1/38	1,000,000	1,000,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
LOC-TD Bank N.A.	0.050%	8/1/29	3,000,000	3,000,000	(a)(b)
Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.060%	8/1/29	7,200,000	7,200,000	(c)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.070%	2/15/26	4,795,000	4,795,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
New York State Dormitory Authority Revenues:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.070%	7/1/25	$100,000	$100,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.050%	11/1/34	1,000,000	1,000,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.050%	11/1/36	3,450,000	3,450,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.070%	1/1/23	595,000	595,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.050%	11/1/24	3,100,000	3,100,000	(a)(b)

Total Health Care				24,340,000

Housing: Multi-Family - 13.3%
New York City, NY, HDC Revenue, Related-West 89th Street Development, FNMA, LIQ-FNMA	0.050%	11/15/29	1,500,000	1,500,000	(a)(b)(d)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.040%	12/1/44	200,000	200,000	(a)(b)
HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.040%	6/1/48	1,000,000	1,000,000	(a)(b)
Markham Gardens Apartments, LIQ-FHLMC	0.070%	1/1/40	600,000	600,000	(a)(b)(d)
Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.060%	2/1/49	1,500,000	1,500,000	(a)(b)
New York State HFA Revenue:
10 Liberty, FHLMC, LIQ-FHLMC	0.060%	5/1/35	1,365,000	1,365,000	(a)(b)
Victory Housing, LIQ-FHLMC	0.050%	11/1/33	6,000,000	6,000,000	(a)(b)(d)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, FHLMC, LIQ-FHLMC	0.050%	11/1/41	8,000,000	8,000,000	(a)(b)
FNMA, LIQ-FNMA	0.050%	5/15/31	1,700,000	1,700,000	(a)(b)(d)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.050%	5/1/45	3,750,000	3,750,000	(a)(b)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.050%	5/1/45	2,000,000	2,000,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.080%	11/1/46	3,055,000	3,055,000	(a)(b)
Housing 855 Sixth, LOC-Wells Fargo Bank N.A.	0.060%	11/1/47	5,000,000	5,000,000	(a)(b)
MFH Secured Mortgage, LIQ-FHLMC	0.070%	11/1/29	230,000	230,000	(a)(b)(d)
West 30th Street Housing, LOC-Wells Fargo Bank N.A.	0.050%	5/1/45	1,000,000	1,000,000	(a)(b)
Weyant Green Apartments, FNMA, LIQ-FNMA	0.050%	5/15/37	1,100,000	1,100,000	(a)(b)(d)

Total Housing: Multi-Family				38,000,000

Housing: Single Family - 5.3%
New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.050%	11/15/37	5,500,000	5,500,000	(a)(b)
345 East 94th Street Associates LLC, LIQ-FHLMC	0.070%	11/1/30	1,600,000	1,600,000	(a)(b)(d)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.080%	12/15/38	8,110,000	8,110,000	(a)(b)(d)

Total Housing: Single Family				15,210,000

Industrial Revenue - 4.6%
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.130%	12/1/20	1,370,000	1,370,000	(a)(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
Monroe County, NY, Industrial Development Agency Revenue, Cherry Ridge Independent Living LLC, LOC-HSBC Bank USA N.A.	0.080%	1/1/35	$6,475,000	$6,475,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.060%	12/1/32	1,475,000	1,475,000	(a)(b)
New York City, NY, Industrial Development Agency, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.190%	6/1/21	1,065,000	1,065,000	(a)(b)(d)
Suffolk County, NY, IDA, IDR, Spellman/Merrill Realty, LOC-HSBC Bank USA N.A.	0.200%	12/1/20	1,960,000	1,960,000	(a)(b)(d)
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.200%	10/1/17	910,000	910,000	(a)(b)(d)

Total Industrial Revenue				13,255,000

Life Care Systems - 0.4%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.070%	7/1/25	1,220,000	1,220,000	(a)(b)

Miscellaneous - 1.1%
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.060%	3/1/38	3,090,000	3,090,000	(a)(b)
New York State LGAC Revenue, Senior Lien	5.000%	4/1/15	100,000	103,933

Total Miscellaneous				3,193,933

Power - 4.0%
Long Island, NY, Power Authority Revenue, LOC-Barclays Bank PLC	0.040%	5/1/33	2,500,000	2,500,000	(a)(b)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.050%	6/1/36	4,700,000	4,700,000	(a)(b)(d)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.050%	6/1/36	200,000	200,000	(a)(b)(d)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.060%	6/1/36	2,000,000	2,000,000	(a)(b)(d)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.060%	6/1/36	2,000,000	2,000,000	(a)(b)(d)

Total Power				11,400,000

Public Facilities - 3.4%
New York City, NY, Trust for Cultural Resources Revenue:
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.060%	12/1/35	490,000	490,000	(a)(b)
Metropolitan Museum of Art	0.060%	10/1/36	2,450,000	2,450,000	(a)(b)
Metropolitan Museum of Art	0.060%	10/1/36	800,000	800,000	(a)(b)
New York State Dormitory Authority Revenue:
Metropolitan Museum of Art	0.080%	7/1/15	4,462,000	4,462,000	(a)(b)
Metropolitan Museum of Art	0.080%	7/1/23	1,450,000	1,450,000	(a)(b)

Total Public Facilities				9,652,000

Tax Allocation - 5.6%
Erie County, NY, Fiscal Stability Authority Revenue, BAN	1.000%	7/31/14	2,100,000	2,102,547
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.070%	11/15/21	11,630,000	11,630,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tax Allocation - (continued)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	6/15/14	$700,000	$701,166
New York State Dormitory Authority, State Personal Income Tax Revenue	3.000%	2/15/15	100,000	101,899
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/15	250,000	259,263
New York State Dormitory Authority, State Personal Income Tax Revenue:
Economic Development & Housing	5.000%	12/15/14	125,000	128,156
General Purpose	5.000%	2/15/15	295,000	304,810
New York State Environmental Facilities Corp., State Personal Income Tax Revenue	4.000%	12/15/14	400,000	408,106
New York State Thruway Authority, Personal Income Tax Revenue:
Transportation	4.000%	3/15/15	100,000	102,941
Transportation	5.000%	3/15/15	175,000	181,486
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	12/15/14	100,000	102,521

Total Tax Allocation				16,022,895

Transportation — 8.3%
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street B&T Co.	0.050%	11/1/22	7,210,000	7,210,000	(a)(b)
MTA, NY, Revenue:
LOC-JPMorgan Chase	0.060%	11/1/35	2,600,000	2,600,000	(a)(b)
LOC-PNC Bank N.A.	0.060%	11/1/35	2,250,000	2,250,000	(a)(b)
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue	5.000%	4/1/15	140,000	145,484
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-U.S. Bank N.A.	0.060%	1/1/33	1,600,000	1,600,000	(a)(b)
LOC-U.S. Bank N.A.	0.060%	11/1/35	10,000,000	10,000,000	(a)(b)

Total Transportation				23,805,484

Water & Sewer - 0.6%
New York City, NY, Municipal Finance Authority, Water & Sewer System Revenue, SPA-Bank of America N.A.	0.050%	6/15/33	450,000	450,000	(a)(b)
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue	3.625%	6/15/14	125,000	125,152
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue	5.000%	6/15/14	100,000	100,167
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue:
Revolving Funds, NYC Municipal Water Finance Authority Projects	4.000%	6/15/14	855,000	856,150
Revolving Funds, Pooled Financing Program	4.000%	8/15/14	100,000	100,754

Total Water & Sewer				1,632,223

TOTAL INVESTMENTS - 100.0% (Cost - $285,773,669#)				285,773,669
Other Assets in Excess of Liabilities - 0.0%				129,542

TOTAL NET ASSETS - 100.0%				$285,903,211

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

Abbreviations used in this schedule:

BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	59.2%
VMIG 1	21.1
AAA/Aaa	1.4
SP-1	1.3
AA/Aa	1.2
MIG 1	0.7
NR	15.1

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$285,773,669	—	$285,773,669

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share

Notes to Schedule of Investments (unaudited) (continued)

price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2014, the Fund did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2014